                                  THE UBS FUNDS

                Supplement to Statement of Additional Information
                             dated October 28, 2003

                                                               November 18, 2003

Dear Investor,

     The purpose of this  supplement  is to update the  Statement of  Additional
Information  ("SAI") with respect to the reduction in the management fee for the
UBS U.S. Small Cap Growth Fund  effective  November 10, 2003 from 1.00% to 0.85%
and to reflect strategy changes for UBS U.S. Allocation Fund.

UBS U.S. Small Cap Growth Fund

     On  page 54 of the  SAI,  in the  section  entitled  "Investment  Advisory,
Principal  Underwriting and Other Service Arrangements," in the fourth paragraph under the heading  "Advisor," the monthly fee payable to the Advisor for the UBS
U.S. Small Cap Growth Fund is revised from 1.00% to 0.85%.

     The  following  sentence  is  added  as the  last  sentence  of the  fourth paragraph under the heading "Advisor" on page 54:

     Prior to November  10,  2003,  under the UBS U.S.  Small Cap Growth  Fund's
     Agreement,  the Advisor was  entitled to a monthly fee at an annual rate of
     1.00% of the Fund's daily net assets for providing advisory services.

     In the fifth paragraph under the heading "Advisor," the phrase,  "1.15% for the UBS U.S.  Small Cap Growth Fund," is deleted and the following  paragraph is added as the first full paragraph on page 55:

          With regard to UBS U.S.  Small Cap Growth Fund, the Advisor has agreed to waive its fees and  reimburse  certain  expenses  to the extent that the total operating expenses  (excluding 12b-1 fees) exceed 1.03% of the Fund's average  daily net assets for a period of one year from  November 10, 2003.
     From July 1, 2003 though  November 9, 2003, the Advisor had agreed to waive its fees and  reimburse  certain  expenses  to the  extent  that the  total operating  expenses  (excluding  12b-1  fees) did not  exceed  1.15% of the
     Fund's daily net assets for the one-year period ending June 30, 2004.

UBS U.S. Allocation Fund

          On  page 28 of the  SAI,  the  heading  and  text  under  "UBS  Global
     Allocation  Fund--Asset  Allocation"  is replaced in its entirety  with the following:

     UBS Global Allocation Fund and UBS U.S. Allocation Fund--Asset Allocation

     As set forth in the Funds' Prospectus,  under normal market conditions, the
     Funds expect to allocate assets between fixed income  securities and equity securities.  The "Strategy  Ranges"  indicated  below are the ranges within which the Funds generally expect to allocate their assets among the various asset classes.  The Funds may exceed these  Strategy  Ranges and may modify them in the future.

                           UBS Global Allocation Fund
                           --------------------------

Asset Class                                                   Strategy Ranges
-----------                                                   ---------------

U.S. Equities.......................................              10 to 70%
Global (Ex-U.S.) Equities...........................               0 to 52%
Emerging Market Equities............................               0 to 13%
U.S. Fixed Income...................................               0 to 51%
Global (Ex-U.S.) Fixed Income ......................               0 to 39%
High Yield Fixed Income.............................               0 to 13%
Emerging Market Debt................................               0 to 12%
Cash Equivalents....................................               0 to 50%

                            UBS U.S. Allocation Fund
                            ------------------------

Asset Class                                                   Strategy Ranges
-----------                                                   ---------------

U.S. Equities.......................................             20 to 90%
Investment Grade Fixed Income.......................              0 to 70%
High Yield Fixed Income.............................              0 to 15%
Cash Equivalents....................................              0 to 50%

                                                                 Item No. ZS-222